Business combinations and goodwill - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 shares	Jul. 11, 2022 USD ($) shares	Jun. 03, 2022 USD ($)	May 25, 2022 USD ($) shares	Mar. 31, 2022 USD ($)	Jan. 14, 2022 USD ($)
Viapool Inc
Business combinations and goodwill
Percentage of controlling interest group acquired						51.00%
Fair value of purchase consideration | $						$ 4,400,000
Equity interests of acquirer | $						500,000
Liabilities incurred | $					$ 2,400,000
Discount rate	9.30%
Interest rate of return	43.30%
Required return rate	45.00%
Viapool Inc | Maximum | Contingent consideration (achieving revenue milestones).
Business combinations and goodwill
Contingent liabilities | $						$ 500,000
Voltlines
Business combinations and goodwill
Percentage of controlling interest group acquired				100.00%
Fair value of purchase consideration | $				$ 13,200,000
Equity interests of acquirer | $				6,500,000
Liabilities incurred | $				$ 5,000,000
Number of instruments or interests issued or issuable | $				1,400,000
Voltlines | Maximum | Contingent consideration (achieving revenue milestones).
Business combinations and goodwill
Equity interests of acquirer | $				$ 1,700,000
Number of instruments or interests issued or issuable				1,800,000
Blitz B22-203 GmbH
Business combinations and goodwill
Percentage of controlling interest group acquired			100.00%
Door2Door
Business combinations and goodwill
Percentage of controlling interest group acquired			100.00%
Fair value of purchase consideration | $			$ 2,615,000
Equity interests of acquirer | $			1,540,000
Liabilities incurred | $			$ 870,000
Urbvan
Business combinations and goodwill
Percentage of controlling interest group acquired		100.00%
Fair value of purchase consideration | $		$ 27,607,000
Shares issued during the period	123,108
Shares before stock split	3,077,700
Urbvan | Contingent consideration (achieving revenue milestones). | Class A Ordinary Shares
Business combinations and goodwill
Number of instruments or interests issued or issuable		750,000
Urbvan | First Payment | Class A Ordinary Shares
Business combinations and goodwill
Number of instruments or interests issued or issuable		2,931,639
Number of instruments or interests issued or issuable under cash payment		30,740
Urbvan | Second Payment | Class A Ordinary Shares
Business combinations and goodwill
Number of instruments or interests issued or issuable		2,899,999
Number of instruments or interests issued or issuable under cash payment		30,407
Urbvan | Third Payment | Class A Ordinary Shares
Business combinations and goodwill
Number of instruments or interests issued or issuable		2,899,999
Number of instruments or interests issued or issuable under cash payment		30,407
Urbvan | Forth Payment | Class A Ordinary Shares
Business combinations and goodwill
Number of instruments or interests issued or issuable		1,399,998
Number of instruments or interests issued or issuable under cash payment		14,677
Urbvan | Fifth Payment | Class A Ordinary Shares
Business combinations and goodwill
Number of instruments or interests issued or issuable		1,399,998
Number of instruments or interests issued or issuable under cash payment		14,677